Document and Entity Information	Jun. 04, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Form 8-K filed by Modine Manufacturing Company on June 10, 2021 is being filed for the sole purpose of correcting Neil D. Brinker’s title from the incorrect “President and Chief Financial Officer” to the correct “President and Chief Executive Officer.”
Document Period End Date	Jun. 04, 2021
Entity Registrant Name	MODINE MANUFACTURING CO
Entity Incorporation, State or Country Code	WI
Entity File Number	001-01373
Entity Tax Identification Number	39-0482000
Entity Address, Address Line One	1500 DeKoven Avenue
Entity Address, City or Town	Racine
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53403
City Area Code	262
Local Phone Number	636-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000067347
Title of 12(b) Security	Common Stock, $0.625 par value
Trading Symbol	MOD
Security Exchange Name	NYSE